Summary of Unaudited Quarterly Results of Operations Quarterly Results (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income And Expenses [Abstract]
Revenues	$ 20,841,336	$ 14,084,872	$ 17,119,567	$ 12,506,625	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 64,552,400	$ 45,642,795	$ 44,286,978
Income from continuing operations	10,115,987	2,286,383	7,983,295	2,499,160	2,063,806	3,297,958	3,627,571	5,987,080	22,884,825	14,976,415	14,645,791
Income (loss) from discontinued operations	3,204,788	253,894	238,287	24,428	(44,107)	6,722	30,512	59,646
Net income - America First Multifamily Investors, L.P.	$ 13,322,624	$ 2,540,649	$ 8,221,271	$ 2,524,479	$ 2,020,746	$ 3,307,829	$ 3,658,457	$ 6,046,829	$ 26,609,023	$ 15,033,861	$ 17,714,919
Income from continuing operations, per unit	$ 0.15	$ 0.03	$ 0.12	$ 0.04	$ 0.04	$ 0.06	$ 0.05	$ 0.10	$ 0.34	$ 0.25	$ 0.32
Income from discontinued operations, per unit	(0.01)	0.01									0.08
Net income, basic and diluted, per unit	$ 0.14	$ 0.04	$ 0.12	$ 0.04	$ 0.04	$ 0.06	$ 0.05	$ 0.10	$ 0.34	$ 0.25	$ 0.40